Events After the End of the Reporting Period (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Millions					1 Months Ended
	Mar. 06, 2022 ILS (₪) ₪ / shares	Mar. 06, 2022 USD ($)	Mar. 02, 2022 ILS (₪)	Mar. 02, 2022 USD ($)	Aug. 16, 2022 ILS (₪) ₪ / shares	Aug. 16, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Feb. 28, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	Mar. 02, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares								2,042,935
Par value per share | ₪ / shares	₪ 0.1				₪ 0.1			₪ 18	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1
Proceeds from issue of ordinary shares	₪ 228,900	$ 70.6	₪ 589,941	$ 178.8	₪ 450,000	$ 137.5	₪ 290,000
Nasdaq IPO
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares								14,000,000
Par value per share | ₪ / shares								₪ 18